INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Note 7 - Income Taxes

NOTE 7 - INCOME TAXES

The following table sets forth the components of the Company’s income tax expense (benefit) for the years ended December 31, 2021 and 2020:

Current:	2021	2020
Federal State and local	$-	$-
Total Current	-	-
Deferred:
Federal State and local benefit	(860,056)	(1,705,046)
Net operating loss, net of state tax effect	(30,540)	(60,546)
Meals and entertainment	10,134	4,459
Stock based expenses	46,769	87,706
Impairment	208,728	567,629
Amortization	143,243	153,497
Derivative expense	(742,749)	239,468
Gain on extinguishment	(1,808,903)	-
Change in allowance	3,033,374	712,833
Total Benefit	$-	$-

The following table sets forth a reconciliation of the Company’s income tax expense (benefit) as the federal statutory rate to recorded income tax expense (benefit) for the years ended December 31, 2021 and 2020:

	2021	2020
Income tax at Federal statutory rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Stock based compensation	(0%)	(0%)
Net operating loss, net of state tax effect	(1%)	(1%)
Other	(1%)	(1%)
Total	-	-

The following table sets forth the components of the Company’s deferred income taxes as of December 31, 2021 and 2020:

Current deferred tax assets (liabilities):	2021	2020
Valuation allowance	$-	$-
Total current deferred tax asset (liability)	-	-

Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	2,073,432	1,330,683
Intangible assets amortization	1,253,096	956,355
Net operating loss carry forwards	5,725,115	2,752,287
Stock base compensation	1,878,003	1,743,527
Other	(1,679,863)	99,034
Less; Valuation allowance	$(9,249,782)	$(6,881,886)
Total noncurrent deferred tax asset (liability)	-	-

Total deferred tax asset (liability)	$-	$-

The Company has approximately $27,000,000 and $13,000,000 of net operating loss carry forwards as of December 31, 2021 and 2020, respectively, which expire in varying amounts, if unused. Because of the change in ownership of more than 50% of the Company in accordance with Section 382 of the IRS Code, these net operating loss carry forwards may be significantly limited to use in future periods.